Shareholder Fees {- Fidelity Sustainable International Equity Fund}	Feb. 09, 2022 USD ($)
NF_10.31 Fidelity International Sustainable Funds Retail Combo PRO-01 | Fidelity Sustainable International Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none